RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of related party transactions
Expenses incurred by the general partner and reimbursed by us under our partnership agreement were as follows:

	Year ended December 31,
	2015	2014	2013

	(In thousands)
Operation and maintenance expense	$25,050	$22,004	$15,095
General and administrative expense	26,193	24,993	21,084